Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 45,045,707
Entity Common Stock, Shares Outstanding	79,125,000
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues
Direct financing lease interest income - related parties	$ 119,445	$ 147,498	$ 174,948
Direct financing and sales-type lease interest income - non-related parties	7,332	3,870	3,674
Finance lease service revenues - related parties	76,876	88,953	93,553
Profit sharing revenues - related parties	30,566	33,018	110,962
Time charter revenues - related parties	698	0	0
Time charter revenues - non-related parties	3,731	2,836	18,646
Bareboat charter revenues - related parties	21,863	20,402	21,188
Bareboat charter revenues - non-related parties	47,064	48,452	34,606
Other operating income	485	191	228
Total operating revenues	308,060	345,220	457,805
Gain on sale of assets	28,104	24,721	17,377
Operating expenses
Ship operating expenses - related parties	78,289	88,953	93,553
Ship operating expenses - non-related parties	2,732	2,541	6,353
Depreciation	34,201	30,236	28,038
Vessel impairment charge	0	26,756	0
Administrative expenses - related parties	424	411	1,013
Administrative expenses - non-related parties	8,673	11,780	8,823
Total operating expenses	124,319	160,677	137,780
Net operating income	211,845	209,264	337,402
Non-operating income / (expense)
Interest income - related parties	20,068	0	0
Interest income - non-related parties	1,039	240	3,478
Interest expense - related parties	(3,121)	(15,923)	(1,260)
Interest expense - non-related parties	(98,311)	(101,152)	(125,932)
(Loss)/gain on purchase of bonds	(13)	20,600	0
Long-term investment impairment charge	0	(7,110)	0
Other financial items, net	(16,208)	11,050	(54,876)
Net income before equity in earnings of associated companies	115,299	116,969	158,812
Equity in earnings of associated companies	50,413	75,629	22,799
Net income	$ 165,712	$ 192,598	$ 181,611
Per share information:
Basic earnings per share (in dollars per share)	$ 2.1	$ 2.59	$ 2.5
Diluted earnings per share (in dollars per share)	$ 2.09	$ 2.59	$ 2.5

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 86,967	$ 84,186
Restricted cash	5,601	4,101
Trade accounts receivable	1,074	1,873
Due from related parties	32,745	35,251
Other receivables	4,127	1,076
Inventories	484	94
Prepaid expenses and accrued income	327	177
Investment in direct financing and sales-type leases, current portion	103,976	139,889
Total current assets	235,301	266,647
Vessels and equipment	811,740	638,665
Accumulated depreciation on vessels and equipment	(116,229)	(82,058)
Vessels and equipment, net	695,511	556,607
Newbuildings	90,601	71,047
Investment in direct financing and sales-type leases, long-term portion	1,351,305	1,653,826
Investment in associated companies	164,364	501,203
Loans to related parties, long-term	325,612	0
Other long-term investments	2,945	2,329
Deferred charges	14,828	7,927
Financial instruments (long-term): mark to market valuation	1,894	0
Total assets	2,882,361	3,059,586
Current liabilities
Short-term debt and current portion of long-term debt	162,785	292,541
Trade accounts payable	449	8
Due to related parties	32,816	58,580
Accrued expenses	6,513	9,098
Dividend payable	0	11,214
Other current liabilities	6,138	6,600
Total current liabilities	208,701	378,041
Long-term liabilities
Long-term debt	1,760,069	1,843,409
Financial instruments (long term): mark to market valuation	57,291	58,346
Other long-term liabilities	27,380	30,462
Total liabilities	2,053,441	2,310,258
Commitments and contingent liabilities
Stockholders' equity
Share capital	79,125	79,125
Additional paid-in capital	60,261	59,307
Contributed surplus	532,143	506,559
Accumulated other comprehensive loss	(43,950)	(48,716)
Accumulated other comprehensive loss - associated companies	(44,811)	(33,415)
Retained earnings	246,152	186,468
Total stockholders' equity	828,920	749,328
Total liabilities and stockholders' equity	$ 2,882,361	$ 3,059,586

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 165,712	$ 192,598	$ 181,611
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	34,201	30,236	28,038
Vessel impairment charge	0	26,756	0
Long-term investment impairment charge	0	7,110	0
Amortization of deferred charges	5,036	5,507	3,777
Amortization of seller's credit	(2,072)	(2,065)	(2,144)
Equity in earnings of associated companies	(50,413)	(75,629)	(22,799)
Gain on sale of assets	(28,104)	(24,721)	(17,377)
Adjustment of derivatives to market value	14,733	(12,675)	54,527
Loss/(gain) on repurchase of bonds	13	(20,600)	0
Other	(248)	98	(122)
Changes in operating assets and liabilities
Trade accounts receivable	799	(1,438)	(407)
Due from related parties	15,282	5,531	(3,909)
Other receivables	1,949	73	(1,996)
Inventories	(390)	158	15
Prepaid expenses and accrued income	(150)	3,461	(3,338)
Trade accounts payable	441	(11)	(78)
Accrued expenses	(2,585)	(8,839)	965
Other current liabilities	(433)	(28)	(5,377)
Net cash provided by operating activities	153,771	125,522	211,386
Investing activities
Investment in direct financing lease assets	0	0	(104,000)
Repayments from investments in direct financing and sales-type leases	174,946	209,368	210,348
Additions to newbuildings	(157,736)	(71,468)	(22,395)
Purchase of vessels	(33,575)	0	(60,200)
Proceeds from sales of vessels	39,500	163,086	23,005
Proceeds on cancellation of newbuildings	0	0	1,845
Distribution from/(equity investment in) associated companies	435,000	0	(435,000)
Net amounts (paid to) received from associated companies	(379,010)	68,000	(7,891)
Costs of other investments	(648)	(920)	(6,537)
(Placement)/redemption of restricted cash	(1,500)	56,002	(33,120)
Net cash provided by (used in) investing activities	76,977	424,068	(433,945)
Financing activities
Shares issued, net of issuance costs	0	16,472	0
Repurchase of bonds	(11,917)	(125,405)	0
Proceeds from issuance of short-term and long-term debt	981,234	134,500	576,973
Repayments of short-term and long-term debt	(1,056,040)	(446,061)	(251,451)
Debt fees paid	(12,417)	(752)	(1,551)
Cash settlement of derivative instruments	(11,592)	(14,666)	(10,655)
Cash dividends paid	(117,235)	(75,567)	(122,937)
Net cash (used in) provided by financing activities	(227,967)	(511,479)	190,379
Net change in cash and cash equivalents	2,781	38,111	(32,180)
Cash and cash equivalents at start of the year	84,186	46,075	78,255
Cash and cash equivalents at end of the year	86,967	84,186	46,075
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 99,106	$ 117,231	$ 126,759

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss - associated companies [Member]	Total
Balance at Dec. 31, 2007	$ 72,744	$ 737	$ 485,119	$ 69,771	$ (13,894)	$ 0	$ 614,477
Balance (in shares) at Dec. 31, 2007	72,743,737
Net income				181,611			181,611
Other comprehensive income; unrealised gain (loss) on derivatives arising during period					(76,019)	(49,244)	(125,263)
Other comprehensive income (loss)					(151)		(151)
Total comprehensive income				181,611	(76,170)	(49,244)	56,197
Dividends declared				(166,584)			(166,584)
Employee stock options issued		1,457					1,457
Amortization of deferred equity contributions			11,803				11,803
Balance at Dec. 31, 2008	72,744	2,194	496,922	84,798	(90,064)	(49,244)	517,350
Balance (in shares) at Dec. 31, 2008	72,743,737
Net income				192,598			192,598
Other comprehensive income; unrealised gain (loss) on derivatives arising during period					41,248	15,829	57,077
Other comprehensive income (loss)					100		100
Total comprehensive income				192,598	41,348	15,829	249,775
Dividends declared				(90,928)			(90,928)
Transfer to contributed surplus		(2,194)					(2,194)
Employee stock options issued		1,392					1,392
Transfer from additional paid-in capital			2,194				2,194
Amortization of deferred equity contributions			7,443				7,443
Shares issued	6,381	57,915					64,296
Shares issued (in shares)	6,381,263
Balance at Dec. 31, 2009	79,125	59,307	506,559	186,468	(48,716)	(33,415)	749,328
Balance (in shares) at Dec. 31, 2009	79,125,000
Net income				165,712			165,712
Other comprehensive income; reclassification adjustment on derivatives included in net income, net of tax					14,629		14,629
Other comprehensive income; unrealised gain (loss) on derivatives arising during period					(9,858)	(11,396)	(21,254)
Other comprehensive income (loss)					(5)		(5)
Total comprehensive income				165,712	4,766	(11,396)	159,082
Dividends declared				(106,028)			(106,028)
Employee stock options issued		954					954
Amortization of deferred equity contributions			25,584				25,584
Balance at Dec. 31, 2010	$ 79,125	$ 60,261	$ 532,143	$ 246,152	$ (43,950)	$ (44,811)	$ 828,920
Balance (in shares) at Dec. 31, 2010	79,125,000

GENERAL	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
GENERAL [Text Block]
1.	GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company"), a publicly listed company on the New York Stock Exchange (ticker SFL), was incorporated in Bermuda in October 2003 as a subsidiary of Frontline Ltd. ("Frontline") for the purpose of acquiring certain of the shipping assets of Frontline. In December 2003, Ship Finance acquired from Frontline a fleet of 47 crude oil tankers (including one purchase option for a tanker), which were all chartered back to the Frontline subsidiary Frontline Shipping Limited ("Frontline Shipping") for most of their estimated remaining lives. Since then additional vessels have been acquired from Frontline and chartered back to Frontline Shipping II Limited ("Frontline Shipping II"), also a subsidiary of Frontline. Additionally, since 2006, the Company has reduced its non-double hull tanker fleet from 18 vessels to five vessels as at December 31, 2010, and these five vessels have each had their charters assigned to Frontline Shipping III Limited ("Frontline Shipping III"), also a subsidiary of Frontline. Frontline Shipping, Frontline Shipping II and Frontline Shipping III are collectively referred to as the "Frontline Charterers". The Company has also entered into fixed rate management and administrative services agreements with Frontline to provide for the operation and maintenance of the Company's tankers and administrative support services.

 Since 2006, in addition to the tankers acquired from Frontline, the Company has acquired vessels of other types, in line with its strategy to expand and diversify. As of December 31, 2010, the Company owned 22 very large crude oil carriers ("VLCCs"), eight Suezmax crude oil carriers, eight oil/bulk/ore carriers ("OBOs"), two Supramax drybulk carriers, nine container vessels, one jack-up drilling rig, three ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The above includes the Suezmax tankers Glorycrown and Everbright, which are subject to sales-type lease agreements. The jack-up drilling rig and the three ultra-deepwater drilling units referred to above are owned by wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 14). In addition, as at December 31, 2010, the Company had contracted to acquire seven Handysize drybulk carriers and three Supramax drybulk carriers.

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship-owning company, expanding both its asset and customer base.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES [Text Block]
2.	ACCOUNTING POLICIES

Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries.  All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies".

Use of accounting estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized and the rentals are due and collectible.

Cash and cash equivalents

For the purposes of the statement of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Depreciation of vessels and equipment (including operating lease assets)

The cost of fixed assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.  These are common life expectancies applied in the shipping and offshore industries.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for the depreciation of fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. During the year ended December 31, 2010, we capitalized  $0.3 million of interest (2009:  $0.6 million).  No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Investments

Other long term investments are measured at fair value using the best available value indicators. The Company currently has one such investment in shares which are not publicly traded. The best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of this asset in 2009, which was reported in the consolidated statement of operations as "Long term investment impairment charge".

Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet.  This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease.  The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investment in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of its six single-hull vessels, excluding those sold under sales-type lease agreements, and its investment were impaired. Following the impairment charges taken against these assets, the review of the carrying value of long-lived assets as at December 31, 2010, indicated that none of the Company's asset values are further impaired.

Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal.  The fair values of the interest rate and currency swap contracts are recognized as assets or liabilities, and for certain of the Company's swaps changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap instrument as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income.

Total return bond swaps

The Company may enter into short-term total return bond swap lines with banks, whereby the banks acquire the Company's Senior Notes and the Company carries the risk of fluctuations in the market price of the acquired notes. The Company pays variable rate interest to the banks calculated on the nominal value of the bonds held under the swap arrangement, and receives the fixed rate coupon interest paid on the bonds held by the banks. The fair value of the bond swaps are recognized as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations.

Total return equity swaps

The Company may enter into Total Return Swaps ("TRS") indexed to the Company's own shares, whereby the counterparty acquires shares in the Company, and the Company carries the risk of fluctuations in the share price of the acquired shares. The settlement amount for each TRS transaction will be (A) the proceeds on sale of the shares plus all dividends received by the counterparty while holding the shares, less (B) the cost of purchasing the shares plus an agreed compensation for cost of carriage for the counterparty. Settlement will be either a payment from or to the counterparty, depending on whether A is more or less than B. The fair value of each TRS is recorded as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies and these are reported in the same way.

Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation

The Company has adopted ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which we are required to expense the fair value of stock options issued to employees over the period the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation.

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2010
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS [Text Block]
3.	RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17"). ASU 2009-17 amends the evaluation criteria to identify the primary beneficiary of a variable interest entity. Additionally, ASU 2009-17 requires ongoing reassessments of whether an enterprise is the primary beneficiary of the variable interest entity and additional disclosures. The adoption of ASU 2009-17 by the Company with effect from January 1, 2010, did not have a material impact on its consolidated financial position, results of operations, and cash flows.

In January 2010, the FASB issued ASU 2010-01 "Accounting for Distributions to Shareholders with Components of Stock and Cash" in order to eliminate diversity in the way different enterprises reflect new shares issued as part of a distribution in their calculation of Earnings Per Share ("EPS"). The provisions of ASU 2010-01 are effective on a retrospective basis and their adoption had no impact on the Company's reported EPS.

In January 2010, the FASB issued ASU 2010-06 "Improving Disclosures about Fair Value Measurements", to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements related to Level 3 measurements. The adoption of ASU 2010-06 with effect from January 1, 2010, did not have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In July 2010,  the FASB issued ASU 2010-20 "Disclosures about the Credit Quality of Financing Receivables and Allowance for Credit Losses", in order to address concerns about the sufficiency, transparency and robustness of credit risk disclosures for finance receivables and the related allowance for credit losses. The adoption of ASU 2010-20 with effect from January 1, 2010, did not have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION [Text Block]
4.	SEGMENT INFORMATION

The Company has only one reportable segment.

The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region, as any such information would not be meaningful.

TAXATION	12 Months Ended
Dec. 31, 2010
TAXATION [Abstract]
TAXATION [Text Block]
5.      TAXATION

Bermuda

Under current Bermudan law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2016.

United States

The Company does not accrue U.S. income taxes as, in the opinion of U.S. counsel, the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying statutory income tax rates and the reported income tax expense has not been presented herein, as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions

Certain of the Company's subsidiaries and branches in Singapore, Norway and the United Kingdom are subject to taxation. The tax paid by subsidiaries of the Company that are subject to this taxation is not material.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE [Text Block]
6.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
	2010	2009	2008
Net income available to stockholders	165,712	192,598	181,611

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2010	2009	2008
Basic earnings per share:
Weighted average number of common shares outstanding	79,056	74,399	72,744
Diluted earnings per share:
Weighted average number of common shares outstanding	79,056	74,399	72,744
Effect of dilutive share options	227	5	28
	79,283	74,404	72,772

OPERATING LEASES	12 Months Ended
Dec. 31, 2010
OPERATING LEASES [Abstract]
OPERATING LEASES [Text Block]
7.     OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2010, are as follows:

(in thousands of $) Year ending December 31
2011	80,380
2012	76,958
2013	76,123
2014	76,088
2015	74,079
Thereafter	256,399
Total minimum lease revenues	640,027

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2010 and 2009 were as follows:

(in thousands of $)	2010	2009
Cost	811,740	638,665
Accumulated depreciation	116,229	82,058
Vessels and equipment, net	695,511	556,607

GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2010
GAIN ON SALE OF ASSETS [Abstract]
GAIN ON SALE OF ASSETS [Text Block]
8.	GAIN ON SALE OF ASSETS

 During the year ended December 31, 2010, the Company realized the following gains / (losses) on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Everbright	95,100	69,091	26,009
Front Vista	58,532	56,732	1,800
Golden River	9,698	9,819	(121)
Front Sabang	15,203	14,787	416
	178,533	150,429	28,104

The Everbright was a newbuilding Suezmax tanker which, on delivery from the yard in March 2010, was sold under a sales-type lease agreement, concluding in March 2015. Total agreed cash payments of  $113 million will be received over the five year term and the imputed sale price above has been calculated in accordance with ASC Topic 840 "Leases". The vessel will be included in net investment in sales-type leases until the lease ends in 2015.

The VLCC Front Vista was accounted for as a direct financing lease asset and was sold in February 2010 to a subsidiary of Frontline. The above sales price included a charter termination fee receivable.

The single-hull VLCC Golden River was accounted for as an operating lease asset and was sold in April 2010 to an unrelated party. The above sales price on disposal is shown net of charter termination payments.

The single-hull VLCC Front Sabang was accounted for as a sales-type lease asset, chartered until October 2011 with the charterer obliged to purchase the vessel at the end of the charter. In August 2010, the charterer exercised an option to purchase the vessel before the end of the charter.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2010
OTHER FINANCIAL ITEMS [Abstract]
OTHER FINANCIAL ITEMS [Text Block]
9.	OTHER FINANCIAL ITEMS

Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2010	2009	2008
Net (decrease)/increase in mark-to-market valuation of financial instruments	(14,733)	12,675	(54,527)
Other items	(1,475)	(1,625)	(349)
Total other financial items	(16,208)	11,050	(54,876)

The net (decrease)/increase in mark-to-market valuations relates to the ineffective portion of interest rate swaps that have been designated as cash flow hedges, and also to total return equity swaps, total return bond swaps, terminated interest rate swaps and undesignated interest rate swaptions. Changes in the valuations of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under "Other comprehensive income". The above decrease in valuation of financial instruments in the year ended December 31, 2010, includes  $14.6 million reclassified from "Other comprehensive income" (2009:  $nil; 2008:  $nil), resulting from the termination of interest rate swaps relating to the  $1,131 million secured term loan facility, which was repaid in March 2010.

Other items include bank charges, fees relating to loan facilities and foreign currency translation adjustments.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2010
RESTRICTED CASH [Abstract]
RESTRICTED CASH [Text Block]
10.	RESTRICTED CASH

(in thousands of $)	2010	2009
Restricted cash	5,601	4,101

Restricted cash consists mainly of deposits held as collateral by the relevant banks in connection with loans, interest rate swaps and currency swaps (see Note 22). Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".

TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2010
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Text Block]
11.   TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful trade accounts receivable was  $nil at both December 31, 2010 and 2009.

Other receivables

Other receivables are presented net of allowances for doubtful accounts. As at December 31, 2010 and 2009 there was no allowance.

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET [Text Block]
12.  VESSELS AND EQUIPMENT, NET

(in thousands of $)	2010	2009
Cost	811,740	638,665
Accumulated depreciation	116,229	82,058
Vessels and equipment, net	695,511	556,607

Depreciation expense was  $34.2 million,  $30.2 million and  $28.0 million for the years ended December 31, 2010, 2009, and 2008, respectively.

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Text Block]
13.   INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

Most of the Company's double-hull VLCCs, Suezmaxes and OBOs are chartered to Frontline Shipping and Frontline Shipping II on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately four to 16 years. The terms of the charters do not provide Frontline Shipping and Frontline Shipping II with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of December 31, 2010, 33 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's assets leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2010, of which Glorycrown and Everbright accounted for  $104.5 million.

(in thousands of $)	2010	2009
Total minimum lease payments to be received	2,779,907	3,339,545
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(726,751)	(831,275)
Net minimum lease payments receivable	2,053,156	2,508,270
Estimated residual values of leased property (un-guaranteed)	370,379	522,873
Less: unearned income	(770,417)	(1,013,139)
	1,653,118	2,018,004
Less: deferred deemed equity contribution	(180,890)	(206,474)
Less: unamortized gains	(16,947)	(17,815)
Total investment in direct financing and sales-type leases	1,455,281	1,793,715

Current portion	103,976	139,889
Long-term portion	1,351,305	1,653,826
	1,455,281	1,793,715

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2010, are as follows:

(in thousands of $) Year ending December 31
2011	283,145
2012	276,802
2013	272,565
2014	352,934
2015	234,674
Thereafter	1,359,787
Total minimum lease revenues	2,779,907

INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2010
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES [Text Block]
14.   INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary. This determination is due, in each case, to the subsidiary owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations.

At December 31, 2010 and 2009, the Company had the following participation in investments that are recorded using the equity method:

	2010	2009
Front Shadow Inc. ("Front Shadow")	-	100.00%
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	100.00%	-

Front Shadow Inc. ("Front Shadow") is a 100% owned subsidiary of Ship Finance, incorporated in 2006 for the purpose of holding a Panamax drybulk carrier and leasing that vessel to Golden Ocean Group Limited ("Golden Ocean"), a related party. In December 2010, the lease with Golden Ocean was terminated and the vessel was sold at Golden Ocean's purchase option price of  $21.5 million, whereupon Front Shadow ceased to be a variable interest entity accounted for using the equity method. On sale of its vessel,  $14.5 million outstanding under Front Shadow's  $22.7 million term loan facility was repaid in full, and from the date of disposal Front Shadow has been fully consolidated by the Company.

SFL West Polaris Limited ("SFL West Polaris") is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a  $700.0 million term loan facility and at December 31, 2010, the balance outstanding under this facility was  $546.0 million. The Company guaranteed  $90.0 million of this debt at December 31, 2010. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023.

SFL Deepwater Ltd ("SFL Deepwater") is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. ("Seadrill Deepwater") and Seadrill Offshore AS ("Seadrill Offshore"), fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a  $1,400.0 million term loan facility and at December 31, 2010, the balance outstanding under this facility was  $1,099.4 million. The Company guarantees  $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide each of the charterers with various call options to acquire the rigs at certain dates throughout the charter. In addition, there is an obligation for each of the charterers to purchase the respective rigs at fixed prices at the end of the charters, which expire in 2023.

Rig Finance II Limited ("Rig Finance II") is a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited, fully guaranteed by Seadrill. In February 2007, Rig Finance II entered into a  $170 million term loan facility and at December 31, 2010, the balance outstanding under this facility was  $101.2 million. The Company guarantees  $20.0 million of this debt. The rig is chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter, which expires in 2022. On December 31, 2010, the terms of the charter were amended to provide the charterer with two additional call options in exchange for Rig Finance II receiving a put option at the end of the charter. Prior to the charter amendment, Rig Finance II was fully consolidated by the Company on the basis that it was a variable interest entity in which the Company was the primary beneficiary. The charter amendment has resulted in the Company no longer being the primary beneficiary of Rig Finance II, which accordingly under ASC 810 is accounted for using the equity method with effect from December 31, 2010.

        Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2010
(in thousands of $)	TOTAL	Rig Finance II	Front Shadow (1)	SFL West Polaris	SFL Deepwater
Current assets	297,578	38,447	-	89,612	169,519
Non-current assets	1,996,461	125,397	-	612,878	1,258,186
Current liabilities	258,217	9,248	-	80,451	168,518
Non-current liabilities	1,871,458	91,910	-	600,082	1,179,466

(1)	Front Shadow was not accounted for under the equity method at December 31, 2010.

	As of December 31, 2009
(in thousands of $)	TOTAL	Rig Finance II (2)	Front Shadow	SFL West Polaris	SFL Deepwater
Current assets	316,822	-	1,882	112,002	202,938
Non-current assets	2,125,707	-	21,626	692,690	1,411,391
Current liabilities	247,575	-	6,055	77,403	164,117
Non-current liabilities	1,693,751	-	14,460	578,088	1,101,203

(2)	Rig Finance II was not accounted for under the equity method at December 31, 2009.

The equity invested by Ship Finance in SFL West Polaris and SFL Deepwater at December 31, 2009, was in the form of contributed surplus, amounting to  $145 million and  $290 million, respectively. In the year ended December 31, 2010, these two companies made distributions of  $145 million and  $290 million, respectively, to Ship Finance out of contributed surplus, as permitted by Section 54 of the Bermuda Companies Act.

Summarized statement of operations information of the Company's equity method investees is shown below.  Information for Rig Finance II is not included, because its operating results are fully consolidated up to December 31, 2010.

	Year ended December 31, 2010
(in thousands of $)	TOTAL	Front Shadow	SFL West Polaris	SFL Deepwater
Operating revenues	137,344	899	52,318	84,127
Net operating income	137,149	749	52,316	84,084
Net income	50,413	548	14,569	35,296

	Year ended December 31, 2009
(in thousands of $)	TOTAL	Front Shadow	SFL West Polaris	SFL Deepwater
Operating revenues	150,473	1,109	57,547	91,817
Net operating income	150,230	1,096	57,442	91,692
Net income	75,629	864	22,476	52,289

	Year ended December 31, 2008
(in thousands of $)	TOTAL	Front Shadow	SFL West Polaris	SFL Deepwater
Operating revenues	44,823	1,632	28,156	15,035
Net operating income	44,560	1,630	28,024	14,906
Net income	22,799	939	13,354	8,506

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES [Text Block]	15. ACCRUED EXPENSES
(in thousands of $)	2010	2009
Ship operating expenses	537	84
Administrative expenses	704	1,333
Interest expense	5,272	7,681
	6,513	9,098

DIVIDEND PAYABLE	12 Months Ended
Dec. 31, 2010
DIVIDEND PAYABLE [Abstract]
DIVIDEND PAYABLE [Text Block]
16.   DIVIDEND PAYABLE

On November 27, 2009, the Board declared a dividend of  $0.30 per share totaling  $23.4 million, to be paid on or about January 27, 2010, in cash or, at the election of the shareholder, in newly issued common shares at a price of  $13.16 per share.  As a result of the shareholders' elections, this dividend was settled in January 2010 by the issue of 930,483 new shares and cash payments of  $11.2 million. The newly issued shares were included in reported share capital as at December 31, 2009, and the  $11.2 million payable in cash was presented in the balance sheet as "Dividend payable". On November 23, 2010, the Board declared a dividend of  $0.36 per share totaling  $28.5 million, which was paid in cash on December 30, 2010. Accordingly, there was no outstanding dividend payable at December 31, 2010.

SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
SHORT-TERM AND LONG-TERM DEBT [Abstract]
SHORT-TERM AND LONG-TERM DEBT [Text Block]
17.   SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2010	2009
Long-term debt:
8.5% Senior Notes due 2013	296,074	301,074
NOK500 million senior unsecured floating rate bonds due 2014	78,955	-
U.S dollar fixed rate loan due 2011 to a related party	-	90,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2019	1,547,825	1,718,376
	1,922,854	2,109,450
Short-term debt:
U.S dollar floating rate loan due 2010 to a related party	-	26,500
Total short-term and long-term debt	1,922,854	2,135,950
Less: short-term debt and current portion of long-term debt	(162,785)	(292,541)
	1,760,069	1,843,409

The outstanding debt as of December 31, 2010 is repayable as follows:

(in thousands of $) Year ending December 31
2011	162,785
2012	354,880
2013	465,855
2014	369,311
2015	367,008
Thereafter	203,015
Total debt	1,922,854

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2010, was 4.13% per annum (2009: 3.59% per annum). These rates take into consideration the effect of related interest rate swaps. At December 31, 2010, the three month dollar LIBOR rate was 0.303% (2009: 0.251%) and the three month Norwegian kroner NIBOR rate was 2.62%.

8.5% Senior Notes due 2013

On December 15, 2003, the Company issued  $580 million of 8.5% senior notes.  Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduce from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.

In 2004, 2005 and 2006, the Company bought back and cancelled notes with an aggregate principal amount of  $130.9 million. No notes were bought in 2007 and 2008.  In 2009 and 2010, the Company purchased notes with principal amounts totalling  $148.0 million and  $5.0 million, respectively, which are being held as treasury notes and against which certain borrowings are secured (see below). A gain of  $20.6 million was recorded on the purchases in 2009 and a loss of  $13,000 was recorded on the purchases in 2010. The net amount outstanding at December 31, 2010, was  $296.1 million (2009:  $301.1 million).

NOK500 million senior unsecured bonds due 2014

On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014.  The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 days notice and paying 100.50% of par value plus accrued interest. Subsequent to the issue of the bonds, the Company purchased bonds with principal amounts totaling NOK40.5 million, which are being held as treasury bonds. The net amount outstanding at December 31, 2010, was NOK459.5 million ( $79.0 million).

 $115 million loan due to a related party

In November 2008, the Company entered into a  $115 million loan agreement at a fixed interest rate with a related party. The  $90.0 million outstanding at December 31, 2010, was repaid in March 2010.

 $1,131 million secured term loan facility

In February 2005, the Company entered into a  $1,131 million six year term loan facility with a syndicate of banks. The facility was repaid in March 2010, when it was replaced with a new  $725 million facility (see below).

 $350 million combined senior and junior secured term loan facility

In June 2005, the Company entered into a combined  $350 million senior and junior secured term loan facility with a syndicate of banks, for the purpose of partly funding the acquisition of five VLCCs. The facility bears interest at LIBOR plus a margin for the senior loan and LIBOR plus a different margin for the junior loan. The facility has a term of seven years.

 $210 million secured term loan facility

In April 2006, five wholly-owned subsidiaries of the Company entered into a  $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels.  The Company has not provided any corporate guarantees for this facility. The facility bears interest at LIBOR plus a margin and has a term of 12 years from the date of drawdown.

 $149 million secured term loan facility

In August 2007, five wholly-owned subsidiaries of the Company entered into a  $149 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years.

 $77 million secured term loan facility

In January 2008, two wholly-owned subsidiaries of the Company entered into a  $77 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years.

 $30 million secured revolving credit facility

In February 2008, a wholly-owned subsidiary of the Company entered into a  $30 million secured revolving credit facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of the container vessel SFL Europa. The facility bears interest at LIBOR plus a margin and has a term of seven years.  At December 31, 2010, the available amount under the facility was fully drawn.

 $49 million secured term loan facility

In March 2008, two wholly-owned subsidiaries of the Company entered into a  $49 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years.

 $70 million secured revolving credit facility

In June 2008, three wholly-owned subsidiaries of the Company entered into a  $70 million secured revolving credit facility with a bank.  The proceeds of the facility were secured against three single-hull VLCCs, two of which were sold in 2009. The remaining VLCC was sold in 2010 and the facility was fully repaid in August 2010.

 $58 million secured revolving credit facility

In September 2008, two wholly-owned subsidiaries of the Company entered into a  $58 million secured revolving credit facility with a syndicate of banks.  The proceeds of the facility were secured against two containerships, AsianAce and Green Ace. The facility bears interest at LIBOR plus a margin and has a term of five years.  At December 31, 2010,  $33.6 million of the available amount of  $37.8 million was drawn under the facility.

 $100 million secured revolving credit facility

In November 2008, the Company entered into a two year  $100 million secured revolving credit facility with a bank, secured against five single-hull VLCCs. The facility was fully repaid in July 2010.

 $60 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a  $60 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and matures in January 2013.

 $30 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a  $30 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and has a term of three years.

 $43 million secured term loan facility

In February 2010, a wholly-owned subsidiary of the Company entered into a  $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Glorycrown.  The facility bears interest at LIBOR plus a margin and has a term of approximately five years.

 $725 million secured term loan and revolving credit facility

In March 2010, the Company entered into a  $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years.

 $43 million secured term loan facility

In March 2010, a wholly-owned subsidiary of the Company entered into a  $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Everbright.  The facility bears interest at LIBOR plus a margin and has a term of five years.

 $25 million secured revolving credit facility

In September 2010, the Company entered into a  $25 million secured revolving credit facility with a bank, secured against five non-double hull VLCCs. Two of the vessels have since been sold, with delivery scheduled for the first quarter of 2011, upon which the facility will be secured against the remaining three vessels. The facility bears interest at LIBOR plus a margin and has a term of two years. At December 31, 2010, the available amount under the facility was fully drawn.

 $54 million secured term loan facility

In November 2010, two wholly-owned subsidiaries of the Company entered into a  $53.7 million secured term loan facility with a bank, secured against the newly acquired Supramax drybulk carriers SFL Hudson and SFL Yukon. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years.

 $27 million short-term loan due to related party

In March 2009, the Charter Ancillary Agreement with Frontline Shipping III was amended, whereby the charter service reserve at the time totaling  $26.5 million relating to the vessels on charter to Frontline Shipping III was made available to the Company in the form of a loan. The loan was fully repaid in 2010.

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2010, the Company is in compliance with all of the covenants under its long-term debt facilities.

OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2010
OTHER LONG TERM LIABILITIES [Abstract]
OTHER LONG TERM LIABILITIES [Text Block]
18.  OTHER LONG TERM LIABILITIES

The Company's six offshore supply vessels were acquired from Deep Sea and were chartered back to Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling  $37.0 million which are being recognized as additional bareboat revenues over the period of the charters. The unamortized balance of the seller's credits is recorded in "Other long term liabilities".

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2010
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Text Block]
19.    SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2010	2009
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2010	2009
79,125,000 common shares of $1.00 par value each (2009: 79,125,000 shares)	79,125	79,125

The Company's common shares are listed on the New York Stock Exchange.

In the year ended December 31, 2009, the Company issued and sold 1,372,100 shares pursuant to a prospectus supplement filed in December 2008. Under this arrangement, total proceeds of  $16.5 million net of costs were received, resulting in a premium on issue of  $15.1 million.

During the year ended December 31, 2009, the Company declared four dividends and in each case shareholders were given the option to elect to receive their dividend in cash or in the form of newly issued common shares. The Company issued a total of 4,998,603 shares under this arrangement, with a premium on issue of  $42.8 million. Of these new shares issued, 930,483 were issued on January 27, 2010, in respect of the dividend declared on November 27, 2009, with an ex-dividend date of December 4, 2009. These shares issued in January 2010 were reflected in the Consolidated Balance Sheet as at December 31, 2009, since the outcome of the shareholders' elections was fully known when the Consolidated Balance Sheet was prepared. No further shares were issued in the year ended December 31, 2010, and the Company had issued share capital of 79,125,000 common shares as at December 31, 2009, and December 31, 2010.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 20).

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet.  This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the year ended December 31, 2010, the Company has credited contributed surplus with  $25.6 million of such deemed equity contributions (2009:  $7.4 million).

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2010
SHARE OPTION PLAN [Abstract]
SHARE OPTION PLAN [Text Block]
20.    SHARE OPTION PLAN

The Option Scheme adopted in November 2006 will expire in November 2016.  The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price never shall be reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

The following summarizes share option transactions related to the Option Scheme in 2010, 2009 and 2008:

	2010		2009		2008
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	770,000	27.64	555,000	24.18	360,000	24.44
Cancelled	-	-	(355,000)	21.91	-	-
Granted	97,000	18.19	570,000	10.91	195,000	27.52
Exercised	(26,334)	10.38	-	-	-	-
Forfeited	(223,666)	26.69	-	-	-	-
Options outstanding at end of year	617,000	10.14	770,000	14.84	555,000	24.18
Exercisable at end of year	280,005	8.87	133,333	27.64	170,000	21.55

In 2009, previously granted options for 355,000 shares were cancelled and concurrently replaced with awards for 495,000 options. As prescribed by ASC 718, this was accounted for as a modification of previously awarded equity instruments.

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, cancelled, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, cancelled, exercised or forfeited, as appropriate.

The fair values of options granted or modified are estimated on the date of the grant or modification using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2010, 2009 and 2008 and of the options modified in 2009 are as follows:

	New options granted in year ended December 31,			Options modified in
	2010	2009	2008	2009
	(at grant date)	(at grant date)	(at grant date)	(at modification date)
Risk free interest rate	1.32%	1.42%	2.37%	1.41%
Expected volatility	65.6%	64.3%	27.1%	63.5%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of options	3.5 years	3.5 years	3.5 years	3.5 years

The risk-free interest rates were estimated using the interest rate on three year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.  It is assumed that all options granted under the plan will vest.

The weighted average grant-date fair value of new options granted during 2010 is  $8.37 per share (2009:  $5.63 per share, 2008:  $6.42 per share). Of the options granted in 2009, 75,000 were new options granted and 495,000 were options granted to replace 355,000 options previously granted. The weighted average modification-date fair value of these replacement options granted in 2009 was  $2.56 per share (2010:  $nil, 2008:  $nil).

The total intrinsic value of options exercised in 2010 was  $0.2 million on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2010 is  $3.5 million and their average remaining term is 3.6 years.

As of December 31, 2010, there was  $0.8 million in unrecognized compensation costs related to non-vested options granted under the Option Scheme (2009:  $1.6 million). This cost will be recognized over the remaining vesting periods, which average 1.6 years.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]
21.   RELATED PARTY TRANSACTIONS

The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company's business continues to be transacted with Frontline and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

-	Seadrill
-	Golden Ocean
-	Deep Sea
-	Golar LNG Limited ("Golar")

The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 13):

(in thousands of $)	2010	2009
Amounts due from:
Front Shadow	-	1,390
Frontline Charterers	31,138	33,585
Frontline Ltd	1,091	276
Deep Sea	512	-
Seadrill	4	-
Total amount due from related parties	32,745	35,251
Loans to related parties:
SFL West Polaris	101,433	-
SFL Deepwater	224,179	-
Total loans to related parties	325,612	-
Amounts due to:
Rig Finance II	30,659	-
SFL West Polaris	-	27,086
SFL Deepwater	-	31,072
Frontline Management	2,001	234
Other related parties	156	188
Total amount due to related parties	32,816	58,580
Short-term debt: due to a related party	-	26,500
Long-term debt due to a related party	-	90,000

SFL West Polaris, SFL Deepwater and Rig Finance II are wholly-owned subsidiaries which are accounted for under the equity method as at December 31, 2010 – see Note 14. At December 31, 2009, but not at December 31, 2010, the wholly-owned subsidiary Front Shadow was also accounted for under the equity method. At December 31, 2009, the wholly-owned subsidiary Rig Finance II was fully consolidated i.e. was not equity accounted. The amounts due from Front Shadow and to SFL West Polaris, SFL Deepwater and Rig Finance II are the balances on the current accounts between those companies and Ship Finance. As described below in "Related party loans", at December 31, 2010, the long-term loans from Ship Finance to SFL West Polaris and SFL Deepwater are presented net of their respective current accounts.

Related party leasing and service contracts

As at December 31, 2010, 31 of the Company's vessels were leased to the Frontline Charterers and two offshore supply vessels were leased to a subsidiary of Deep Sea: these leases have been recorded as direct financing leases.  Prior to December 31, 2010, the Company also fully consolidated Rig Finance II (see Note 14) which leases a jack-up drilling rig to a subsidiary of Seadrill under a direct financing lease.  In addition, at December 31, 2010, five vessels were leased to the Frontline Charterers and four offshore supply vessels were leased to subsidiaries of Deep Sea under operating leases.

At December 31, 2010, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was  $1,548.6 million (2009:  $1,942.6 million, including the jack-up drilling rig leased to a subsidiary of Seadrill), of which  $98.6 million (2009:  $128.0 million) represents short-term maturities.

At December 31, 2010, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was  $204.4 million (2009:  $147.1 million).

A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

Payments (in millions of $)	2010	2009	2008
Operating lease income	22.6	20.4	21.2
Direct financing lease interest income	119.4	147.5	174.9
Finance lease service revenue	76.9	89.0	93.6
Direct financing lease repayments	123.8	153.8	175.7

The Frontline Charterers pay the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year.  During the year ended December 31, 2010, the Company earned and recognized revenue of  $30.6 million (2009:  $33.0 million, 2008:  $111.0 million) under this arrangement.

In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In April 2010, the single hull VLCC Golden River was sold and the lease on this vessel was cancelled, with an agreed termination fee payable of  $2.8 million. In September 2009, the single hull VLCC Front Duchess was sold and the lease on this vessel was cancelled, with an agreed termination fee of  $2.4 million. Also, in February 2010 the VLCC Front Vista was sold to a subsidiary of Frontline and compensation of  $0.4 million was received from Frontline for the cancellation of the related charter.

As at December 31, 2010, the Company was owed a total of  $31.1 million (2009:  $33.6 million) by the Frontline Charterers in respect of leasing contracts and profit share.

At December 31, 2010, the Company was owed  $1.1 million (2009:  $0.3 million) by Frontline in respect of various items, including compensation receivable on termination of the Front Vista lease, and was also owed  $0.5 million (2009: nil) by Deep Sea in respect of interest rate adjustments to charter rates.

The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a management fee of  $6,500 per day to Frontline Management (Bermuda) Ltd. ("Frontline Management"), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the year ended December 31, 2010, the Company also had one container vessel operating on time charter, for which the supervision of the technical management was sub-contracted to Frontline Management. In the year ended December 31, 2010, management fees payable to Frontline Management amounted to  $78.3 million (2009:  $89.0 million, 2008:  $93.6 million).

In the year ended December 31, 2010, the Company had one container vessels and two drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the year ended December 31, 2010, management fees payable to Golden Ocean amounted to approximately  $20,000 (2009:  $nil; 2008:  $nil). Management fees are classified as ship operating expenses in the consolidated statements of operations.

We pay a commission of 1% to Frontline Management in respect of all payments received in respect of the five-year sales-type leases on the Suezmax tankers Glorycrown and Everbright.  In 2010 we paid  $0.5 million to Frontline Management pursuant to this arrangement (2009:  $0.4 million).

The Company also paid  $0.4 million in 2010 (2009:  $0.4 million, 2008:  $1.0 million) to Frontline Management for the provision of management and administrative services.

We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in 2010 amounted to  $1.9 million (2009:  $0.8 million, 2008:  $0.5 million).

The Company paid  $331,000 in 2010 (2009:  $298,000; 2008:  $320,000) to Frontline Management AS for the provision of office facilities in Oslo.

As at December 31, 2010, the Company owes Frontline Management and Frontline Management AS a combined total of  $2.0 million (2009:  $0.2 million) for various items, including newbuilding supervision fees and office costs.

The Company paid  $161,000 in 2010 (2009:  $208,000, 2008:  $37,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At December 31, 2010, the Company owed Golar Management UK Limited  $122,000 (2009:  $115,000), which are included in amounts due to other related parties.

The Company paid  $19,000 in 2010 (2009:  $17,000; 2008:  $6,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.

Related party loans

In 2010, Ship Finance entered into agreements with SFL West Polaris and SFL Deepwater granting loans to them of  $145.0 million and  $290.0 million, respectively, bearing a fixed rate of interest. These loans are subordinated to their secured term loan facilities and are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from SFL West Polaris and SFL Deepwater from time to time, and such amounts are recorded within the current accounts between Ship Finance and the companies. The loan agreements specify that the balance on the current accounts will have no interest rate applied and will be settled by offset against the eventual  $145.0 million and  $290.0 million loan repayments. In the year ended December 31, 2010, the Company received interest income on these loans of  $6.5 million from SFL West Polaris (2009: nil, 2008: nil) and  $13.1 million from SFL Deepwater (2009: nil, 2008: nil), totaling  $19.6 million.

The Company extended a short-term seller's credit of  $41.5 million to Frontline on the sale of Front Vista in February 2010. The credit was repaid in 2010 and interest income of  $0.5 million was received.

The Company had two loans from related parties which were repaid in 2010, as discussed in Note 17: Short-term and long-term debt. Interest payable on these loans amounted to  $3.1 million in the year ended December 31, 2010 (2009:  $15.9 million).

Related party purchases and sales of vessels – 2010

In February 2010, the Company sold the VLCC Front Vista to a subsidiary of Frontline for  $58.5 million, including compensation of approximately  $0.4 million receivable from Frontline for the early termination of the related charter.

In December 2010, the charter of the Panamax drybulk carrier Golden Shadow to Golden Ocean was terminated and the vessel sold at Golden Ocean's purchase option price of approximately  $21.5 million. The vessel had been owned and leased by Front Shadow Inc, a wholly owned subsidiary of the Company accounted for under the equity method (see Note 14).

Related party purchases and sales of vessels - 2009

In July 2009, a subsidiary of Seadrill, to which the jack-up drilling rig West Ceres was chartered, exercised its option to purchase the rig from the Company at the fixed option price of  $135.2 million.

Related party purchases and sales of vessels - 2008

In July 2008, SFL West Polaris, a wholly owned subsidiary of the Company accounted for under the equity method, acquired the ultra deepwater drill ship West Polaris for  $845.0 million from a subsidiary of Seadrill. The vessel was chartered back to a subsidiary of Seadrill for a period of 15 years, fully guaranteed by Seadrill. The subsidiary of Seadrill has been granted fixed purchase options after four, six, eight, 10, 12 and 15 years. In addition, SFL West Polaris has a fixed price option to sell the drillship to the subsidiary of Seadrill after 15 years.

In November 2008, SFL Deepwater, a wholly owned subsidiary of the Company accounted for under the equity method, acquired two ultra deepwater drilling rigs, West Hercules and West Taurus, for  $1,690.0 million from subsidiaries of Seadrill. The rigs were each chartered back to subsidiaries of Seadrill for periods of 15 years, fully guaranteed by Seadrill.  The subsidiaries of Seadrill have been granted fixed purchase options after three, six, eight, 10, and 12 years in the case of West Hercules and after six, eight, 10 and 12 years in the case of West Taurus.  In addition, the subsidiaries of Seadrill have purchase obligations to buy the rigs from SFL Deepwater after 15 years.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS [Text Block]
22.   FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates.  The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DnB NOR Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Commmerzbank AG, Royal Bank of Scotland plc, Credit Agricole, Danske Bank A/S and Swedbank AB. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2010, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all designated as hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate

$484,737 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$183,053 (reducing to $98,269)	April 2006	May 2019	5.65%
$99,288 (reducing to $86,612)	September 2007	September 2012	4.85%
$58,310 (reducing to $51,902)	January 2008	January 2012	3.69%
$43,976 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$76,584 (reducing to $70,530)	March 2008	June 2012	1.88% -2.97%
$84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

* This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchange for LIBOR, excluding margin on the underlying loans.

As at December 31, 2010, the total notional principal amount subject to such swap agreements was $1,030.5 million (2009: $1,086.2 million).

Foreign currency risk management

The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US $84.6 million	October 2010	April 2014

Apart from the NOK500 million senior unsecured bonds due 2014, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk.  Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2010, and 2009, are as follows:

(in thousands of $)	2010 Carrying value	2010 Fair value	2009 Carrying value	2009 Fair value
Non-derivatives:
Cash and cash equivalents	86,967	86,967	84,186	84,186
Restricted cash	5,601	5,601	4,101	4,101
Long-term fixed rate loans to related parties	325,612	325,612	-	-
Floating rate short-term debt	-	-	26,500	26,500
Fixed rate long term debt	-	-	90,000	90,000
Floating rate US $ long term debt	1,547,825	1,547,825	1,718,376	1,718,376
Floating rate NOK bonds due 2014	78,955	78,955	-	-
8.5% US $ Senior Notes due 2013	296,074	300,885	301,074	289,784
Derivatives:
Interest rate/currency swap contracts – long term receivables	1,894	1,894	-	-
Interest rate swap contracts – long term payables	57,291	57,291	58,346	58,346

The above long term payables relating to interest rate swap contracts at December 31, 2010, include  $4.0 million which relates to non-designated options to extend certain interest rate swaps (2009:  $2.0 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above financial assets and liabilities are measured at fair value on a recurring basis as follows:

		Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	86,967	86,967
Restricted cash	5,601	5,601
Long-term fixed rate loans to related parties	325,612		325,612
Interest rate/currency swap contracts – long term receivables	1,894		1,894
Total assets	420,074	92,568	327,506	-
Liabilities:
Floating rate US $ long term debt	1,547,825	1,547,825
Floating rate NOK bonds due 2014	78,955	78,955
8.5% Senior Notes due 2013	300,885	300,885
Interest rate swap contracts – long term payables	57,291		57,291
Total liabilities	1,984,956	1,927,665	57,291	-

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value. The fair value of the long-term fixed interest rate loans to related parties is estimated to be equal to the carrying value, based on an analysis of interest rates, credit risks and default risks associated with the terms of the loans.

The fair value for floating rate long-term debt denominated in US dollars and Norwegian kroner is estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. Additionally, in accordance with ASC 820 "Fair value measurements and disclosures", the U.S. dollar carrying value of the Norwegian kroner senior unsecured bonds is translated using the currency exchange rate as at December 31, 2010. The estimated fair value for the 8.5% fixed rate Senior Notes is based on the quoted market price.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at December 31, 2010.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, DnB NOR, ABN AMRO and Nordea. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the year ended December 31, 2010, Frontline accounted for 70% of our operating revenues (2009: 72%, 2008: 75%). There is thus a concentration of revenue risk with Frontline.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES [Text Block]
23.    COMMITMENTS AND CONTINGENT LIABILITIES

        Assets Pledged

2010
Book value of assets pledged under ship mortgages	$2,116 million

    Other Contractual Commitments

The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations.  A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

At December 31, 2010, the Company had contractual commitments under newbuilding contracts totaling  $195.5 million (2009:  $189.1million). There are no other contractual commitments at December 31, 2010.

CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2010
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES [Text Block]
24.  CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company's consolidated financial statements include 14 variable interest entities where related and third parties have fixed price options to purchase the respective vessels at dates varying from January 2011 to January 2020. None of the purchase options are deemed to be at bargain prices.

At December 31, 2010, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of  $100.5 million, unearned lease income of  $41.2 million and estimated residual values of  $21.7 million. The outstanding loan balances in these two entities total  $58.3 million, of which the short-term portion is  $6.4 million.

The other 12 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at December 31, 2010, of  $438.8 million. The outstanding loan balances in these entities total  $331.9 million, of which the short-term portion is  $18.7 million.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
25.  SUBSEQUENT EVENTS

In January 2011, the Company announced the acquisition of the jack-up drilling rig Soehanah from an unrelated party for an agreed purchase price of approximately  $151.5 million, in combination with a seven year bareboat charter back to the seller of the rig. The Company took delivery of the rig in February 2011, and has entered into a secured term loan and revolving credit facility for up to  $95 million to partly finance the acquisition.

In February 2011, the Company issued  $125.0 million convertible senior bonds due 2016. The bonds bear interest at 3.75% per annum and are convertible into common shares of the Company at an initial price of  $27.05 per share.

In February 2011, the Company announced that it has agreed to sell two single-hull VLCCs, Front Ace and Ticen Sun (ex Front Highness), to unrelated parties for a combined gross sales price of  $31.4 million. Ticen Sun was delivered to its new owner in February 2011, and Front Ace is expected to be delivered by the end of March 2011. The Company will pay Frontline compensation of approximately  $5.8 million for the early termination of the related charters.

On February 18, 2011, the Board of Ship Finance declared a dividend of  $0.38 per share to be paid in cash on or about March 29, 2011.

In February 2011, the Company purchased  $3.0 million principal amount of its own 8.5% Senior Notes, at a premium of 1.5%.

In February 2011, the Company took delivery of the newbuilding Supramax drybulk carrier SFL Sara, which immediately commenced an eight year time charter to an unrelated third party.

In March 2011, three subsidiaries entered into a  $75 million secured term loan facility with a bank. The proceeds of the facility will be used to partly fund the acquisition of three Supramax drybulk carriers.

In March 2011, the Company announced that it has entered into an agreement, together with CMA CGM SA, the constructing shipyard and a financial institution, to acquire and charter-in two 2010-built 13,800 TEU container vessels in combination with 15-year time charters back to CMA CGM SA. Ship Finance's investment is limited to  $25 million per vessel, secured by junior mortgages.

In March 2011, the Company awarded a total of 213,500 options to employees under the Share Option Scheme, at an initial exercise price of  $20.13 per share.